NON-CURRENT ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Non curren tAssets Held Fo rSale And Discontinued Operations Explanatory [Abstract]
Disclosure of non-current assets held for sale and discontinued operations [text block]
The following table sets forth information on the main types of non-current
assets held for sale:

	12-31-2021 ThU.S.$	12-31-2020 ThU.S.$
Land	2,306	2,415
Buildings	307	1,256
Property, plant and equipment	—	206
Forest	11,002	—
Farm roads	543	—
Total	14,158	3,877